Revenue (Schedule of Information on Revenue) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Revenue [Abstract]
Sale of crude oil	$ 647,559	$ 359,640	$ 579,030
Sale of gas	40,984	34,052	49,877
Revenue	$ 688,543	$ 393,692	$ 628,907